			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Hackett Investment Advisors, Inc.
Address:  7373 N Scottsdale Road, Suite A-199
          Scottsdale, AZ  85253

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas R Hackett
Title: President
Phone: 480-483-9413

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: 105277



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101     3219   108850 SH       SOLE                   108300               550
                                                                10      325 SH       DEFINED                   325
Allied Capital Corp            COM              01903Q108     4057   138120 SH       SOLE                   129590              8530
Ameren Corp.                   COM              023608102     3147    61415 SH       SOLE                    57355              4060
                                                                14      280 SH       DEFINED                   280
Amgen Incorporated             COM              031162100     2618    33195 SH       SOLE                    31170              2025
                                                                79     1000 SH       DEFINED                                    1000
Bank Of America Corp           COM              060505104      237     5126 SH       SOLE                     4406               720
Becton Dickinson & Co.         COM              075887109      541     9000 SH       SOLE                     8550               450
Cardiogenesis Corp             COM              14159w109       22    52389 SH       SOLE                    52389
Chevron Corp                   COM              166764100     3596    63342 SH       SOLE                    58888              4454
Cinergy Corp                   COM              172474108      202     4750 SH       SOLE                     2645              2105
Cisco Systems Inc              COM              17275r102     2335   136400 SH       SOLE                   134350              2050
                                                                51     3000 SH       DEFINED                                    3000
Citigroup Inc.                 COM              172967101     3891    80176 SH       SOLE                    75880              4296
ConocoPhillips                 COM              20825c104     2115    36350 SH       SOLE                    34890              1460
                                                                15      250 SH       DEFINED                   250
Cree Inc                       COM              225447101     2294    90895 SH       SOLE                    89895              1000
E M C Corp Mass                COM              268648102     2359   173200 SH       SOLE                   167000              6200
Emerson Electric Co.           COM              291011104     1328    17775 SH       SOLE                    17675               100
Enbridge Energy Partners LP    COM              29250r106      542    12350 SH       SOLE                    12350
Endologix Inc                  COM              29266s106     3821   553775 SH       SOLE                   553775
Exxon Mobil                    COM              30231g102     1797    31987 SH       SOLE                    24904              7083
Franklin Street Ppty           COM              35471r106     5200   248210 SH       SOLE                   240900              7310
                                                                59     2800 SH       DEFINED                   800              2000
General Elec Co                COM              369604103     5030   143510 SH       SOLE                   131573             11937
                                                               210     6000 SH       DEFINED                                    6000
Gentex Corp                    COM              371901109     3014   154570 SH       SOLE                   153770               800
Glaxosmithkline Plc Adrf Spons COM              37733w105      260     5157 SH       SOLE                     5007               150
Home Depot Inc                 COM              437076102     2972    73431 SH       SOLE                    70074              3357
I N G Groep N V Adr            COM              456837103     2900    83279 SH       SOLE                    75149              8130
IShares Trusts DJ Select Divid COM              464287168      787    12840 SH       SOLE                     9122              3718
Intel Corp                     COM              458140100     2149    86082 SH       SOLE                    63616             22466
International Bus Mach         COM              459200101      432     5250 SH       SOLE                     4300               950
Johnson & Johnson              COM              478160104     3852    64085 SH       SOLE                    61075              3010
                                                               120     2000 SH       DEFINED                                    2000
Kimberly-Clark Corp.           COM              494368103      304     5095 SH       SOLE                     2600              2495
Liberty Property Trust Reit    COM              531172104     1933    45100 SH       SOLE                    43400              1700
                                                                43     1000 SH       DEFINED                                    1000
Light Management Group Com New COM              53222e209        0    13525 SH       SOLE                                      13525
Mckesson Corporation           COM              58155q103      379     7355 SH       SOLE                     6030              1325
Medcath                        COM              58404w109     1046    56382 SH       SOLE                    56382
Medtronic Inc.                 COM              585055106      628    10911 SH       SOLE                    10711               200
Microsoft Corp                 COM              594918104     2387    91287 SH       SOLE                    88452              2835
Motorola Inc                   COM              620076109     2407   106542 SH       SOLE                   102027              4515
New Plan Excel Rlty Tr         COM              648053106     4151   179075 SH       SOLE                   174650              4425
                                                                87     3750 SH       DEFINED                   750              3000
One Source Technologies        COM              68272m109        0    28500 SH       SOLE                    28500
Oracle Corporation             COM              68389x105      796    65173 SH       SOLE                    63973              1200
                                                                49     4000 SH       DEFINED                                    4000
Pepsico Inc                    COM              713448108      621    10510 SH       SOLE                      880              9630
                                                                59     1000 SH       DEFINED                                    1000
Pfizer                         COM              717081103     3638   156014 SH       SOLE                   152214              3800
                                                                70     3000 SH       DEFINED                                    3000
Procter & Gamble Co            COM              742718109      264     4566 SH       SOLE                     3076              1490
Southern Co                    COM              842587107      170     4915 SH       SOLE                     2465              2450
                                                                69     2000 SH       DEFINED                                    2000
St Paul Companies Inc          COM              792860108     4765   106680 SH       SOLE                   104730              1950
Thornburg Mortgage Inc         COM              885218107      214     8180 SH       SOLE                     5465              2715
Time America Inc               COM              887160109        6    10000 SH       SOLE                    10000
Valero LP                      COM                            1168    22573 SH       SOLE                    21039              1534
                                                                13      250 SH       DEFINED                   250
Verizon Communications         COM              92343v104     1534    50940 SH       SOLE                    48175              2765
Wal Mart Stores Inc            COM              931142103      395     8435 SH       SOLE                     5135              3300
Washington Mutual Inc          COM              939322103     2114    48595 SH       SOLE                    45800              2795
                                                                 9      200 SH       DEFINED                   200
Wyeth                          COM              983024100      332     7200 SH       SOLE                     6200              1000
Xcel Energy Inc                COM              98389B100     2020   109450 SH       SOLE                   105450              4000
                                                                18     1000 SH       DEFINED                  1000
Zebra Technologies Cp          COM              989207105     2540    59275 SH       SOLE                    58775               500
                                                                43     1000 SH       DEFINED                                    1000
Power Medical Interventions, I                  power           50    45687 SH       SOLE                    45687
Utd Sts Steel LLC                               91263p204     1108    42600 SH       SOLE                    42100               500
                                                                13      500 SH       DEFINED                   500
Crescent Real Conv A Pfd                        225756204     4326   202250 SH       SOLE                   199550              2700
                                                               235    11000 SH       DEFINED                  1000             10000